                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2006

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    MONDRIAN INVESTMENT PARTNERS LIMITED
Address: 3RD FLOOR, 80 CHEAPSIDE
         LONDON
         EC2V 6EE
         ___________________________

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOHN L. BARRETT
Title: CHIEF COMPLIANCE OFFICER
Phone: +44 207 477 7000

Signature, Place, and Date of Signing:


     John L. Barrett              LONDON, UNITED KINGDOM         08/05/2006
-----------------------------     ----------------------      ----------------
       [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-_________________        ________________________________________________
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            50

Form 13F Information Table Value Total:    $1,825,650
                                       --------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number            Name

      _____       28-______________________       ______________________________

      [Repeat as necessary.]

Column 1                           Column 2         Column 3          Column 4          Column 5                      Column 6
--------                           --------         --------          --------          --------                      --------

------------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                                             SHRS OR              PUT /    INVESTMENT
NAME OF ISSUER                     CLASS         CUSIP                VALUE (X$1000)    PRN AMT    SH / PRN  CALL     DISCRETION
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                           COM          US0138171014         $   10,448          341,894                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                         COM          US0200391037         $    6,974          107,700                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
American Exp                        COM          US0258161092         $    6,075          115,600                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
BankAmerUSD0.01                     COM          US0605051046         $   13,867          304,501                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Bco Santan ADR                      ADR          US05965X1090         $  103,157        2,364,600                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Banco LatinoAmericano De Exp        COM          PAP169941328         $   59,220        3,481,500                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Cemex ADR                           ADR          US1512908898         $   89,187        1,368,365                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp                        COM          US1667641005         $    8,284          142,900                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Chunghwa ADR                        ADR          US17133Q2057         $  285,386       14,567,945                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                       COM          US17275R1023         $       39            1,800                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                       COM          US1729671016         $    8,964          189,800                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Conagra Foods                       COM          US2058871029         $    6,052          282,024                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
CPFL EnergiaADR                     ADR          US1261531057         $   15,175          360,100                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
CVRD Prf ADR                        ADR          US2044121000         $  103,200        2,403,500                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Du Pont de Nem                      COM          US2635341090         $       21              500                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Entergy Corp                        COM          US29364G1031         $       34              500                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Firstenergy Co                      COM          US3379321074         $       24              500                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Gen Elec (USA)                      COM          US3696041033         $   10,532          302,826                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Grupo Aero ADR                      ADR          US40051E2028         $   41,374        1,241,600                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Grupo Tel ADR                       ADR          US40049J2069         $   96,717        4,872,000                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
HCA Inc                             COM          US4041191093         $       18              400                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Heinz H.J                           COM          US4230741039         $    7,864          207,393                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Intl Paper Co                       COM          US4601461035         $    4,829          139,700                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
KEPCO ADR                           ADR          US5006311063         $    4,155          192,372                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Kookmin ADR                         ADR          US50049M1099         $      248            2,900                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
KT Corp ADR                         ADR          US48268K1016         $   87,633        4,114,238                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
MellonFinancial                     COM          US58551A1088         $   12,004          337,200                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co                          COM          US5893311077         $   10,878          308,760                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                      COM          US5949181045         $   11,102          408,000                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Mobile Tel ADR                      ADR          US6074091090         $   81,899        2,474,300                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                      COM          US6174464486         $    7,959          126,700                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
National City                       COM          US6354051038         $       21              596                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubber                       COM          US6512291062         $       20              800                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                         COM          US68389X1054         $    5,045          368,500                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Paccar Inc                          COM          US6937181088         $       21              300                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Petroleo ADR                        ADR          US71654V1017         $  197,057        2,486,816                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                          COM          US7170811035         $    9,953          399,400                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes                        COM          US7244791007         $       20              473                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
PLDT ADR                            ADR          US7182526043         $   51,948        1,380,600                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
POSCO ADR                           ADR          US6934831099         $  229,867        3,602,937                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Provida ADR                         ADR          US00709P1084         $    4,032          150,166                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Siderurgica ADR                     ADR          US20440W1053         $   14,600          464,600                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
TaiwanSMC ADR                       ADR          US8740391003         $   37,176        3,695,400                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Telefonica ADR                      ADR          US8793822086         $      177            3,768                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Unilever PlcADR                     ADR          US9047677045         $       37              900                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Verizon Comm                        COM          US92343V1044         $   10,330          303,300                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Votorantim ADR                      ADR          US92906P1066         $  163,160       10,084,069                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp                       COM          US9299031024         $       30              539                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo                         COM          US9497461015         $       26              400                        SOLE
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                               COM          US9830241009         $    8,806          181,500                        SOLE
------------------------------------------------------------------------------------------------------------------------------------

                                                                      $1,825,650       63,887,182

                                                Column 7              Column 8
                                                --------              --------
                                                                  VOTING AUTHORITY
-------------------------------------------------------------------------------------------
                                                OTHER
NAME OF ISSUER                                  MANAGERS     SOLE      SHARED      NONE
-------------------------------------------------------------------------------------------
Alcoa Inc                                       NONE                   SHARED
-------------------------------------------------------------------------------------------
Alltel Corp                                     NONE                   SHARED
-------------------------------------------------------------------------------------------
American Exp                                    NONE                   SHARED
-------------------------------------------------------------------------------------------
BankAmerUSD0.01                                 NONE                   SHARED
-------------------------------------------------------------------------------------------
Bco Santan ADR                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Banco LatinoAmericano De Exp                    NONE                   SHARED
-------------------------------------------------------------------------------------------
Cemex ADR                                       NONE                   SHARED
-------------------------------------------------------------------------------------------
Chevron Corp                                    NONE                   SHARED
-------------------------------------------------------------------------------------------
Chunghwa ADR                                    NONE                   SHARED
-------------------------------------------------------------------------------------------
Cisco Systems                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
Citigroup Inc                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
Conagra Foods                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
CPFL EnergiaADR                                 NONE                   SHARED
-------------------------------------------------------------------------------------------
CVRD Prf ADR                                    NONE                   SHARED
-------------------------------------------------------------------------------------------
Du Pont de Nem                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Entergy Corp                                    NONE                   SHARED
-------------------------------------------------------------------------------------------
Firstenergy Co                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Gen Elec (USA)                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Grupo Aero ADR                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Grupo Tel ADR                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
HCA Inc                                         NONE                   SHARED
-------------------------------------------------------------------------------------------
Heinz H.J                                       NONE                   SHARED
-------------------------------------------------------------------------------------------
Intl Paper Co                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
KEPCO ADR                                       NONE                   SHARED
-------------------------------------------------------------------------------------------
Kookmin ADR                                     NONE                   SHARED
-------------------------------------------------------------------------------------------
KT Corp ADR                                     NONE                   SHARED
-------------------------------------------------------------------------------------------
MellonFinancial                                 NONE                   SHARED
-------------------------------------------------------------------------------------------
Merck & Co                                      NONE                   SHARED
-------------------------------------------------------------------------------------------
Microsoft Corp                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Mobile Tel ADR                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Morgan Stanley                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
National City                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
Newell Rubber                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
Oracle Corp                                     NONE                   SHARED
-------------------------------------------------------------------------------------------
Paccar Inc                                      NONE                   SHARED
-------------------------------------------------------------------------------------------
Petroleo ADR                                    NONE                   SHARED
-------------------------------------------------------------------------------------------
Pfizer Inc                                      NONE                   SHARED
-------------------------------------------------------------------------------------------
Pitney Bowes                                    NONE                   SHARED
-------------------------------------------------------------------------------------------
PLDT ADR                                        NONE                   SHARED
-------------------------------------------------------------------------------------------
POSCO ADR                                       NONE                   SHARED
-------------------------------------------------------------------------------------------
Provida ADR                                     NONE                   SHARED
-------------------------------------------------------------------------------------------
Siderurgica ADR                                 NONE                   SHARED
-------------------------------------------------------------------------------------------
TaiwanSMC ADR                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
Telefonica ADR                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Unilever PlcADR                                 NONE                   SHARED
-------------------------------------------------------------------------------------------
Verizon Comm                                    NONE                   SHARED
-------------------------------------------------------------------------------------------
Votorantim ADR                                  NONE                   SHARED
-------------------------------------------------------------------------------------------
Wachovia Corp                                   NONE                   SHARED
-------------------------------------------------------------------------------------------
Wells Fargo                                     NONE                   SHARED
-------------------------------------------------------------------------------------------
Wyeth                                           NONE                   SHARED
-------------------------------------------------------------------------------------------